SHP ETF Trust
FIS Biblically Responsible Risk Managed ETF
Schedule of Investments
August 31, 2022 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS — 91.5%
Automobiles — 1.2%
Toyota Motor Corp. - SP-ADR	1,683	$251,390

Banks — 8.8%
First Republic Bank	2,475	375,779
HDFC Bank Ltd. - ADR	5,619	343,040
KeyCorp	20,988	371,278
Signature Bank	1,200	209,232
SVB Financial Group*	535	217,488
Truist Financial Corp.	8,514	398,796
		1,915,613
Beverages — 2.1%
PepsiCo, Inc.	2,673	460,478

Capital Markets — 5.0%
Brookfield Asset Management Inc., Class A	5,965	286,976
FactSet Research Systems Inc.	990	429,007
Moody's Corp.	1,287	366,177
		1,082,160
Chemicals — 1.6%
Valvoline, Inc.	11,625	337,939

Commercial Services & Supplies — 3.5%
GFL Environmental Inc.	16,241	456,372
Republic Services, Inc.	2,079	296,715
		753,087
Construction Materials — 1.5%
Holcim Ltd. - ADR	36,700	323,327

Containers & Packaging — 2.0%
Graphic Packaging Holding Co.	19,800	440,946

Diversified Telecommunication Services — 4.2%
Cogent Communications Holdings, Inc.	6,435	342,664
Orange SA - SP-ADR	20,691	208,772
Verizon Communications Inc.	8,712	364,249
		915,685
Energy Equipment & Services — 1.8%
SBM Offshore NV	28,597	400,711

Food & Staples Retailing — 1.9%
Casey's General Stores, Inc.	1,980	423,265

Food Products — 1.0%
Nestle SA - SP-ADR	1,881	220,190

Health Care Equipment & Supplies — 5.1%
Edwards Lifesciences Corp.*	3,267	294,357
Medtronic plc	4,554	400,388
Zimmer Biomet Holdings, Inc.	3,861	410,501
		1,105,246
Health Care Providers & Services — 5.0%
Chemed Corp.	891	424,286
Fresenius Medical Care AG & Co. KGaA - ADR	11,781	201,455
Humana Inc.	981	472,626
		1,098,367
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings Inc.*	198	371,410

Household Durables — 1.4%
Toll Brothers, Inc.	7,065	309,376

Household Products — 2.5%
Colgate-Palmolive Co.	3,267	255,512
Reckitt Benckiser Group plc	19,000	296,970
		552,482
Industrial Conglomerates — 1.5%
Honeywell International Inc.	1,775	336,096

Insurance — 2.8%
AIA Group Ltd. - SP-ADR	9,941	380,448
AIA Group Ltd.	2	19
Progressive Corp. (The)	1,886	231,318
		611,785
IT Services — 6.6%
Capgemini SE	1,782	309,997
Fidelity National Information Services, Inc.	4,059	370,871
GoDaddy, Inc., Class A*	4,455	337,778
Mastercard Inc., Class A	1,287	417,464
		1,436,110
Leisure Products — 1.5%
Polaris Inc.	2,856	323,499

Life Sciences Tools & Services — 0.9%
Charles River Laboratories International, Inc.*	990	203,197

Machinery — 2.2%
AGCO Corp.	2,179	236,879
Nordson Corp.	1,073	243,753
		480,632
Pharmaceuticals — 1.6%
Pacira BioSciences, Inc.*	6,624	347,628

Professional Services — 4.4%
Experian plc	9,702	296,118
FTI Consulting, Inc.*	1,188	190,793
ManpowerGroup Inc.	3,465	254,054
RELX plc - SP-ADR	8,019	209,937
		950,902
Road & Rail — 2.3%
Canadian Pacific Railway Ltd.	3,465	259,390
Old Dominion Freight Line, Inc.	857	232,598
		491,988
Semiconductors & Semiconductor Equipment — 5.5%
NVIDIA Corp.	1,926	290,711
ON Semiconductor Corp.*	6,086	418,534
Skyworks Solutions, Inc.	3,242	319,499
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	1,980	165,033
		1,193,777
Software — 5.0%
Check Point Software Technologies Ltd.*	2,674	321,522
Nice Ltd. - SP-ADR*	1,322	282,075
Palo Alto Networks, Inc.*	872	485,538
		1,089,135
Specialty Retail — 3.7%
Lowe's Companies, Inc.	2,287	443,998
TJX Companies Inc. (The)	5,742	358,014
		802,012
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	2,772	295,079

Trading Companies & Distributors — 1.0%
Fastenal Co.	4,297	216,268

Wireless Telecommunication Services — 0.8%
Tele2 AB, Class B	16,335	174,514

TOTAL COMMON STOCKS
(Cost $22,217,285)		19,914,294

MONEY MARKET FUND — 9.0%
First American Treasury Obligations Fund, Class X, 2.140% (a)	1,947,265	1,947,265
TOTAL MONEY MARKET FUND
(Cost $1,947,265)		1,947,265

TOTAL INVESTMENTS — 100.5%
(Cost $24,164,550)		21,861,559
OTHER LIABILITIES LESS ASSETS — (0.5)%		(103,767)
NET ASSETS — 100.0%		$21,757,792

*	Non-income producing security.
(a)	7-day net yield.
ADR - American Depositary Receipt
SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Biblically Responsible Risk Managed ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	73.9%
Canada	4.6%
United Kingdom	3.7%
Israel	2.8%
Switzerland	2.5%
France	2.4%
Netherlands	1.8%
Ireland	1.8%
Hong Kong	1.7%
India	1.6%
Japan	1.2%
Germany	0.9%
Sweden	0.8%
Taiwan, Province of China	0.8%
Other(1)	-0.5%
100.0%

(1) Includes cash and net other assets (liabilities).

SHP ETF Trust
FIS Biblically Responsible Risk Managed ETF
Notes to Quarterly Schedule of Investments
August 31, 2022 (Unaudited)

Investment Valuation
The Fund discloses the fair market value of their investments in a hierarchy that distinguishes between:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of August 31, 2022 for the Fund based upon the three levels defined above:

FIS Biblically Responsible Risk Managed ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$19,914,294	$-	$-	$19,914,294
Money Market Fund	1,947,265	-	-	1,947,265
Total Investments	$21,861,559	$-	$-	$21,861,559

* See Schedule of Investments for segregation by industry type.